Significant Items Within the Income Statement	6 Months Ended
Jun. 30, 2019
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Significant Items Within the Income Statement

2 SIGNIFICANT ITEMS WITHIN THE INCOME STATEMENT

Non-underlying items

Non-underlying items are costs and revenues relating to gains and losses on business disposals, acquisition and disposal-related credit/costs, restructuring costs, impairments and other one-off items within operating profit, and other significant and unusual items within net profit but outside of operating profit, which we collectively term non-underlying items, due to their nature and/or frequency of occurrence. These items are significant in terms of nature and/or amount and are relevant to an understanding of our financial performance.

Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.

€ million	First Half
	2019	2018
Acquisition and disposal-related credit/(costs)(a)	(77)	148
Gain/(loss) on disposal of group companies(b)	66	–
Restructuring costs	(454)	(367)
Impairment and other one-off items(c)	–	(219)

Non-underlying items within operating profit before tax	(465)	(438)
Tax on non-underlying items within operating profit	89	170

Non-underlying items within operating profit after tax	(376)	(268)

Share of gain on disposal of Spreads business in Portugal JV	3	–
Net monetary gain arising from hyperinflationary economies	29	–

Non-underlying items not in operating profit but within net profit before tax	32	–
Tax impact of non-underlying items not in operating profit but within net profit:
Impact of US tax reform	–	(29)

Non-underlying items not in operating profit but within net profit after tax	32	(29)

Non-underlying items after tax(d)	(344)	(297)

Attributable to:
Non-controlling interests	(8)	(10)
Shareholders’ equity	(336)	(287)

(a)	2018 includes a credit of €277 million from early settlement of contingent consideration relating to Blueair.
(b)	2019 includes a gain of €60 million relating to disposal of Alsa baking and dessert business.
(c)	2018 includes a charge of €208 million relating to impairment of Blueair intangible asset.
(d)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.